SCHEDULE OF INCOME BEFORE INCOME TAX (Details) - Seamless Group Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss before income tax	$ (3,696,812)	$ (73,977)	$ (12,131,597)	$ (3,573,544)
MALAYSIA
Loss before income tax			4,235,091	4,802,216
INDONESIA
Loss before income tax			561,712	(1,279,023)
HONG KONG
Loss before income tax			(17,250,286)	(7,591,181)
Others [Member]
Loss before income tax			$ 321,886	$ 494,444